Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation and certain financial performance of our Company. The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the Committee view the link between the Company’s performance and its NEOs’ pay. For additional information on our compensation programs and philosophy and how we design our compensation programs to align pay with performance, see the section titled “Compensation Discussion and Analysis.”

The table below presents information on the compensation of our chief executive officer(s) and our other NEOs in comparison to certain performance metrics for 2024, 2023, 2022, 2021 and 2020:

	Summary compensation table total for first PEO	Summary compensation table total for second PEO(2)(3)	Compensation actually paid to first PEO	Compensation actually paid to second PEO(2)(3)	Average summary compensation table total for non-PEO NEOs	Average compensation actually paid for non-PEO NEOs(2)(3)	Value of fixed $100 investment based on:		Net Income	Revenue
Year							Total shareholder return(4)	S&P 500 healthcare services total shareholder return(5)
2024	$2,115,004	$2,682,079	$587,620	$1,151,329	$4,043,689	$1,524,182	$2	$129	$(212,638,000)	$254,364,000
2023	$797,800	$658,400	$(9,131,552)	$(9,270,952)	$3,081,641	$22,839	$6	$157	$(679,200,000)	$259,047,000
2022	$16,161,230	$16,044,010	$7,075,701	$6,958,481	$6,417,175	$2,418,932	$12	$170	$(272,100,000)	$277,190,000
2021	$39,988,708	$39,940,379	$(26,819,435)	$(26,867,764)	$5,756,009	$(3,538,060)	$26	$162	$(176,800,000)	$252,789,000
2020	$69,253,101	$69,247,314	$96,113,239	$96,107,452	$9,574,620	$21,760,358	$110	$119	$(228,600,000)	$245,265,000

(1)
Amwell’s first principal executive officer for FY2020 through FY2024 was Dr. Ido Schoenberg. Amwell’s second principal executive officer for FY2020 through FY2024 was Dr. Roy Schoenberg. Amwell’s other, non-PEO, NEOs for FY2020 were Ms. Gotlib, Kurt Knight, and Mr. Anderson. Amwell’s other, non-PEO, NEOs for FY2021 were Ms. Gotlib, Mr. Shepardson, Mr. Knight, Mr. O’Grady, and Mr. Anderson. Amwell’s other, non-PEO, NEOs for FY2022 were Ms. Gotlib, Mr. Shepardson, Mr. Knight, and Mr. Paunovich. Amwell’s other, non-PEO, NEOs for FY2023 were Ms. Gotlib, Mr. Shepardson, Mr. Paunovich and Ms. Weiler. Amwell’s other, non-PEO, NEOs for FY2024 were Mr. Shepardson, Mr. Hirschhorn, Ms. Gotlib,Mr. Knight and Ms. Weiler.
(2)
The below tables represent the compensation actually paid calculation detail:

	First PEO - Ido Schoenberg	Second PEO - Roy Schoenberg	NON-PEO NEOs
Compensation Element	2024	2024	2024
SCT Reported Total Compensation	$2,115,004	$2,682,079	$4,043,689
(i) Aggregate SCT Reported Equity Compensation (-)	$-	$-	$2,681,368
(ii) Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$-	$-	$365,033
(iii) Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding (+)	$(1,459,802)	$(1,414,000)	$(147,318)
(iv) Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$-	$-	$807,098
(v) Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY (+)	$(67,582)	$(116,750)	$(335,438)
(vi) Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	$-	$-	$527,514
Compensation Actually Paid Determination	$587,620	$1,151,329	$1,524,182
(3)
Equity compensation fair value calculated based on assumptions determined in accordance with FASB ASC Topic 718.
(4)
Total shareholder return calculated based on an assumed $100 investment as of September 17, 2020 and the reinvestment of any issued dividends.
(5)
The peer group reflected in the tables above is the S&P 500 Health Care Services index total shareholder return calculated based on an assumed $100 investment as of September 17, 2020 and the reinvestment of any issued dividends.

Named Executive Officers, Footnote
(1)
Amwell’s first principal executive officer for FY2020 through FY2024 was Dr. Ido Schoenberg. Amwell’s second principal executive officer for FY2020 through FY2024 was Dr. Roy Schoenberg. Amwell’s other, non-PEO, NEOs for FY2020 were Ms. Gotlib, Kurt Knight, and Mr. Anderson. Amwell’s other, non-PEO, NEOs for FY2021 were Ms. Gotlib, Mr. Shepardson, Mr. Knight, Mr. O’Grady, and Mr. Anderson. Amwell’s other, non-PEO, NEOs for FY2022 were Ms. Gotlib, Mr. Shepardson, Mr. Knight, and Mr. Paunovich. Amwell’s other, non-PEO, NEOs for FY2023 were Ms. Gotlib, Mr. Shepardson, Mr. Paunovich and Ms. Weiler. Amwell’s other, non-PEO, NEOs for FY2024 were Mr. Shepardson, Mr. Hirschhorn, Ms. Gotlib,Mr. Knight and Ms. Weiler.

Peer Group Issuers, Footnote
(5)
The peer group reflected in the tables above is the S&P 500 Health Care Services index total shareholder return calculated based on an assumed $100 investment as of September 17, 2020 and the reinvestment of any issued dividends.

Non-PEO NEO Average Total Compensation Amount	$ 4,043,689	$ 3,081,641	$ 6,417,175	$ 5,756,009	$ 9,574,620
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,524,182	22,839	2,418,932	(3,538,060)	21,760,358
Equity Valuation Assumption Difference, Footnote	(3) Equity compensation fair value calculated based on assumptions determined in accordance with FASB ASC Topic 718.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Provided below are the most important financial measures used to link compensation actually paid with Amwell performance during the most recently completed fiscal year:

Revenue
Stock Price Milestones
Subscription Bookings
DHA Bookings

Total Shareholder Return Amount	$ 2	6	12	26	110
Peer Group Total Shareholder Return Amount	129	157	170	162	119
Net Income (Loss)	$ (212,638,000)	(679,200,000)	(272,100,000)	(176,800,000)	(228,600,000)
Adjustment to PEO and Non PEO Compensation Footnote [Text Block]
(2)
The below tables represent the compensation actually paid calculation detail:

	First PEO - Ido Schoenberg	Second PEO - Roy Schoenberg	NON-PEO NEOs
Compensation Element	2024	2024	2024
SCT Reported Total Compensation	$2,115,004	$2,682,079	$4,043,689
(i) Aggregate SCT Reported Equity Compensation (-)	$-	$-	$2,681,368
(ii) Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$-	$-	$365,033
(iii) Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding (+)	$(1,459,802)	$(1,414,000)	$(147,318)
(iv) Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$-	$-	$807,098
(v) Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY (+)	$(67,582)	$(116,750)	$(335,438)
(vi) Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	$-	$-	$527,514
Compensation Actually Paid Determination	$587,620	$1,151,329	$1,524,182

Revenue	$ 254,364,000	259,047,000	277,190,000	252,789,000	245,265,000
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Stock Price Milestones
Measure:: 3
Pay vs Performance Disclosure
Name	Subscription Bookings
Measure:: 4
Pay vs Performance Disclosure
Name	DHA Bookings
Ido Schoenberg [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,115,004	797,800	16,161,230	39,988,708	69,253,101
PEO Actually Paid Compensation Amount	$ 587,620	$ (9,131,552)	$ 7,075,701	$ (26,819,435)	$ 96,113,239
PEO Name	Dr. Ido Schoenberg	Dr. Ido Schoenberg	Dr. Ido Schoenberg	Dr. Ido Schoenberg	Dr. Ido Schoenberg
Roy Schoenberg [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,682,079	$ 658,400	$ 16,044,010	$ 39,940,379	$ 69,247,314
PEO Actually Paid Compensation Amount	$ 1,151,329	$ (9,270,952)	$ 6,958,481	$ (26,867,764)	$ 96,107,452
PEO Name	Dr. Roy Schoenberg	Dr. Roy Schoenberg	Dr. Roy Schoenberg	Dr. Roy Schoenberg	Dr. Roy Schoenberg
PEO | Ido Schoenberg [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,459,802)
PEO | Ido Schoenberg [Member] | Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(67,582)
PEO | Roy Schoenberg [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,414,000)
PEO | Roy Schoenberg [Member] | Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(116,750)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,681,368
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	365,033
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(147,318)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	807,098
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	527,514
Non-PEO NEO | Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (335,438)